SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2025
SHARE-BASED COMPENSATION
Schedule of options fair value

	For the year ended	For the year ended
	February 28,	February 28,
	2023	2025
Risk-free interest rate(1)	2.80%-2.88%	3.80%
Expected life (years)(2)	6.13-6.57	7.33-7.40
Expected dividend yield(3)	0%	0%
Volatility(4)	64.8%-68.4%	71.1%-71.4%
Fair value of options at grant date per share(5)	$7.98 to $8.83	$25.83
(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term is based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield is estimated based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption is estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718 Stock Compensation.

(5)	No options were granted during the year ended February 29, 2024.

Schedule of activities of share options

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)
Outstanding as of February 29, 2024	828,799	9.03	6.70	30,047

Granted	164,667	0.03	—	—
Exercised	(26,027)	15.44	—	—

Outstanding as of February 28, 2025	967,439	7.33	6.48	31,472

Vested and expected to vest as of February 28, 2025	967,439	7.33	6.48	31,472
Exercisable as of February 28, 2025	441,282	14.86	4.90	11,610

Schedule of share-based compensation expense

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Cost of revenues	$11,319	$9,615	$6,389
Selling and marketing expenses	30,662	24,625	16,101
General and administrative expenses	66,590	54,658	42,449

Total	$108,571	$88,898	$64,939

Non-vested shares - service condition
SHARE-BASED COMPENSATION
Schedule of non-vested shares

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 29, 2024	6,235,596	$34.19

Granted	757,143	29.24
Forfeited	(397,655)	26.50
Vested	(1,787,520)	35.99
Outstanding as of February 28, 2025	4,807,564	$33.37

Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Schedule of non-vested shares

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 29, 2024	106,878	$166.57

Granted	4,778	176.72
Forfeited	(5,204)	191.30
Vested	(51,536)	185.70
Outstanding as of February 28, 2025	54,916	$147.15